Discontinued Operations (Tables)	12 Months Ended
Dec. 31, 2023
Discontinued Operations and Disposal Groups [Abstract]
Schedule of discontinued operations
The following table presents the assets and liabilities classified as held for sale from discontinued operations as of December 31, 2022 (in thousands):

Successor
December 31, 2022
Carrying amount of assets included as part of discontinued operations:
Current assets:
Cash and cash equivalents	$15,701
Restricted cash, current	3,357
Other current assets, net	1,234
Current assets held for sale from discontinued operations	20,292
Property and equipment, net	860
Intangible assets, net	121,025
Goodwill	433,184
Total assets held for sale from discontinued operations	$575,361

Carrying amount of liabilities included as part of discontinued operations:
Current liabilities:
Protected incentive plan liability, current	$15,436
Deferred revenue	68,611
Other current liabilities	17,371
Current liabilities held for sale from discontinued operations	101,418
Protected incentive plan liability, non-current	15,824
Deferred tax liability	15,286
Other liabilities	3,366
Total liabilities held for sale from discontinued operations	$135,894
The following table presents the summarized discontinued operations consolidated statements of operations (in thousands):

	Successor
	Year Ended December 31, 2023	Period from January 27, 2022 through December 31, 2022
Revenue	$190,090	$161,711
Operating expenses:
Cost of revenue (excluding depreciation and amortization)	161,134	99,940
Salaries and benefits	41,972	60,005
Selling, general, and administrative	11,546	12,647
Depreciation and amortization	26,727	49,183
Impairment of assets held for sale	3,276	—
Impairment of goodwill	115,483	—
Total operating expenses	360,138	221,775
Operating loss	(170,048)	(60,064)
Other expense, net	548	441
Loss on sale of business	4,247	—
Loss from discontinued operations before income taxes	(174,843)	(60,505)
Income tax benefit	(516)	(3,546)
Net loss from discontinued operations	$(174,327)	$(56,959)
The following table presents the significant non-cash items and capital expenditures for the discontinued operations with respect to the subscription business that are included in the consolidated statements of cash flows (in thousands):

	Successor
	Year Ended December 31, 2023	Period from January 27, 2022 through December 31, 2022
Impairment of assets held for sale	$3,276	$—
Impairment of goodwill	$115,483	$—
Loss on sale of business	$4,247	$—
Depreciation and amortization	$26,727	$49,183
Stock-based compensation	$31,850	$53,715
Capital expenditures	$1,739	$432